Note 4 - Long-term Loans (Details Textual) $ in Thousands, ¥ in Millions	May 03, 2020 USD ($)	Mar. 28, 2019 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 28, 2019 CNY (¥)
Long-term Debt, Total			$ 2,108	$ 1,436
Term Loan [Member] | China Construction Bank [Member]
Debt Instrument, Term (Year)		3 years
Long-term Debt, Total		$ 1,493			¥ 10
Term Loan [Member] | China Construction Bank [Member] | Three Yearr Loan Interest Rate Quoted by People's Bank of China [Member]
Debt Instrument, Annual Interest Rate Based on Variable Rate		120.00%
Paycheck Protection Program CARES Act [Member]
Proceeds from Issuance of Long-term Debt, Total	$ 635